Supplementary Information to the Statements of Comprehensive Profit or Loss (Schedule of Cost of Revenue License) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Salary and benefits	$ 102	$ 0	$ 0
Royalties payments	0	0	680
Total Royalties payments	102	0	680
Total Cost of Revenues	$ 14,992	$ 14,218	$ 11,849